Stockholders' Equity (Other Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation by award type [Line Items]
Aggregate fair value of RSUs and PSUs vested during the period	$ 324	$ 251	$ 198
Unrecognized Stock Based Compensation [Abstract]
Unrecognized future expense of unvested options	54
Unrecognized future expense of unvested RSUs and PSUs	167
Stock Options And Equivalents [Abstract]
Stock Option Equivalents Outstanding	2	2
Stock Option Exercises Information [Abstract]
Cash received from stock option exercises	146	168	72
Tax benefit of stock option exercises	88	67	45
Intrinsic value from stock option exercises	$ 229	$ 174	$ 117
Employee Stock Option [Member]
Stock-based compensation by award type [Line Items]
Stock option term until expiration	8 years
Unrecognized Stock Based Compensation [Abstract]
Weighted average future expense period of unrecognized stock-based compensation expense (years)	2 years 4 months
Employee Stock Option [Member] | Maximum [Member]
Stock-based compensation by award type [Line Items]
Service period over which grants vest	4 years
Employee Stock Option [Member] | Minimum [Member]
Stock-based compensation by award type [Line Items]
Service period over which grants vest	1 year
Restricted Stock Units [Member]
Unrecognized Stock Based Compensation [Abstract]
Weighted average future expense period of unrecognized stock-based compensation expense (years)	2 years 2 months
Restricted Stock Units [Member] | Maximum [Member]
Stock-based compensation by award type [Line Items]
Service period over which grants vest	4 years
Restricted Stock Units [Member] | Minimum [Member]
Stock-based compensation by award type [Line Items]
Service period over which grants vest	1 year
Performance share units [Member]
Stock-based compensation by award type [Line Items]
Measurement period	3 years
Performance share units [Member] | Maximum [Member]
Stock-based compensation by award type [Line Items]
Payout on stock-based compensation award (percent)	300.00%
Service period over which grants vest	4 years
Performance share units [Member] | Minimum [Member]
Stock-based compensation by award type [Line Items]
Payout on stock-based compensation award (percent)	0.00%
Service period over which grants vest	3 years